INCOME TAXES - Schedule of Components of Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Current income tax expense	$ 58	$ 164	$ 299
Deferred income tax expense (benefit)	162	32	(218)
Income tax expense	$ 220	$ 196	$ 81